Income Tax - Schedule of Loss before income tax by jurisdiction (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	$ (5,773,230)	$ (812,886)
Singapore [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	(3,419,183)	(242,461)
Hong Kong [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	103,193	176,328
Malaysia and others [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	$ (2,457,240)	$ (746,753)